Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
January 31, 2024
SLC-NPRT3-0324
1.813072.119
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (Escrow) (a)	112,550	0
Media - 1.5%
TechTarget, Inc. (b)	212,833	7,273
Thryv Holdings, Inc. (b)	495,441	10,127
		17,400
TOTAL COMMUNICATION SERVICES		17,400
CONSUMER DISCRETIONARY - 15.0%
Automobile Components - 0.5%
Patrick Industries, Inc.	57,926	5,815
Diversified Consumer Services - 4.2%
Grand Canyon Education, Inc. (b)	261,213	34,109
Laureate Education, Inc. Class A	1,065,700	13,449
		47,558
Household Durables - 3.8%
Cavco Industries, Inc. (b)	20,849	6,920
Helen of Troy Ltd. (b)	67,737	7,756
LGI Homes, Inc. (b)	207,844	24,528
SharkNinja Hong Kong Co. Ltd.	96,400	4,504
		43,708
Leisure Products - 2.7%
Brunswick Corp.	167,300	13,498
Clarus Corp. (c)	478,100	2,830
Games Workshop Group PLC	25,900	3,251
YETI Holdings, Inc. (b)(c)	255,479	11,233
		30,812
Specialty Retail - 3.6%
America's Car Mart, Inc. (b)	83,808	5,103
American Eagle Outfitters, Inc.	229,600	4,551
Murphy U.S.A., Inc.	88,420	31,170
		40,824
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc.	280,592	2,346
TOTAL CONSUMER DISCRETIONARY		171,063
CONSUMER STAPLES - 7.0%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (b)	39,474	13,787
Coca-Cola Bottling Co. Consolidated	13,301	11,457
		25,244
Consumer Staples Distribution & Retail - 2.9%
Performance Food Group Co. (b)	452,483	32,886
Food Products - 1.9%
Lassonde Industries, Inc. Class A (sub. vtg.)	52,984	5,655
Nomad Foods Ltd.	927,722	16,690
		22,345
TOTAL CONSUMER STAPLES		80,475
ENERGY - 5.8%
Energy Equipment & Services - 2.3%
Cactus, Inc.	300,500	12,753
TechnipFMC PLC	692,200	13,387
		26,140
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (b)	773,318	17,276
Northern Oil & Gas, Inc.	265,112	8,881
Sitio Royalties Corp.	666,491	14,216
		40,373
TOTAL ENERGY		66,513
FINANCIALS - 17.9%
Banks - 6.1%
Cadence Bank	311,613	8,295
ConnectOne Bancorp, Inc.	497,898	11,372
Glacier Bancorp, Inc.	191,200	7,392
Independent Bank Group, Inc.	327,391	15,829
Metropolitan Bank Holding Corp. (b)	272,911	13,233
Synovus Financial Corp.	353,200	13,302
		69,423
Capital Markets - 1.3%
P10, Inc.	767,500	7,061
StoneX Group, Inc. (b)	110,397	7,259
		14,320
Consumer Finance - 4.2%
Encore Capital Group, Inc. (b)(c)	355,943	17,826
FirstCash Holdings, Inc.	214,400	24,607
NerdWallet, Inc. (b)	402,000	6,155
		48,588
Financial Services - 0.5%
Walker & Dunlop, Inc.	58,739	5,674
Insurance - 5.8%
BRP Group, Inc. (b)	585,200	13,132
First American Financial Corp.	310,864	18,761
Primerica, Inc.	70,501	16,509
Selective Insurance Group, Inc.	172,588	18,098
		66,500
TOTAL FINANCIALS		204,505
HEALTH CARE - 12.5%
Biotechnology - 4.4%
Allogene Therapeutics, Inc. (b)	355,900	1,253
ALX Oncology Holdings, Inc. (b)	197,725	2,849
Annexon, Inc. (b)	243,403	1,011
Arcellx, Inc. (b)	39,200	2,424
Celldex Therapeutics, Inc. (b)	72,344	2,548
Cogent Biosciences, Inc. (b)	42,600	189
Crinetics Pharmaceuticals, Inc. (b)	81,400	2,969
Cytokinetics, Inc. (b)	89,125	6,963
Keros Therapeutics, Inc. (b)	69,742	3,861
Madrigal Pharmaceuticals, Inc. (b)(c)	14,000	3,034
ORIC Pharmaceuticals, Inc. (b)	141,300	1,553
Revolution Medicines, Inc. (b)	70,200	1,948
Scholar Rock Holding Corp. (b)	101,300	1,413
Spyre Therapeutics, Inc. (b)	60,300	1,562
Tyra Biosciences, Inc. (b)	62,100	832
Vaxcyte, Inc. (b)	76,935	5,495
Viking Therapeutics, Inc. (b)	131,900	3,184
Viridian Therapeutics, Inc. (b)	117,200	2,256
Xenon Pharmaceuticals, Inc. (b)	60,205	2,722
Zentalis Pharmaceuticals, Inc. (b)	155,242	1,840
		49,906
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	188,300	6,543
Neogen Corp. (b)	484,085	7,503
TransMedics Group, Inc. (b)	116,971	10,033
		24,079
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (b)	77,000	6,325
AdaptHealth Corp. (b)	818,704	5,911
AMN Healthcare Services, Inc. (b)	78,800	5,832
Chemed Corp.	22,163	13,138
Owens & Minor, Inc. (b)	504,773	9,949
Privia Health Group, Inc. (b)	105,900	2,135
		43,290
Health Care Technology - 0.6%
Evolent Health, Inc. Class A (b)	112,421	3,306
Phreesia, Inc. (b)	143,996	3,669
		6,975
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc. Class A (b)	9,500	3,048
Maravai LifeSciences Holdings, Inc. (b)	508,800	2,951
		5,999
Pharmaceuticals - 1.1%
CymaBay Therapeutics, Inc. (b)	82,100	1,930
Edgewise Therapeutics, Inc. (b)	235,812	4,205
Enliven Therapeutics, Inc. (b)	98,200	1,542
Ikena Oncology, Inc. (b)	293,792	394
Intra-Cellular Therapies, Inc. (b)	46,244	3,114
Structure Therapeutics, Inc. ADR	37,000	1,614
		12,799
TOTAL HEALTH CARE		143,048
INDUSTRIALS - 18.4%
Aerospace & Defense - 2.0%
Cadre Holdings, Inc.	116,558	3,962
Leonardo DRS, Inc. (b)	696,746	13,524
Spirit AeroSystems Holdings, Inc. Class A (b)	179,800	4,937
		22,423
Building Products - 1.8%
CSW Industrials, Inc.	18,099	3,829
Hayward Holdings, Inc. (b)	1,354,867	16,963
		20,792
Construction & Engineering - 3.1%
Bowman Consulting Group Ltd. (b)(c)	106,201	3,336
Granite Construction, Inc.	139,165	6,278
Sterling Construction Co., Inc. (b)	83,300	6,256
Willscot Mobile Mini Holdings (b)	412,459	19,509
		35,379
Electrical Equipment - 2.5%
Atkore, Inc.	64,783	9,881
Generac Holdings, Inc. (b)	126,300	14,357
Nextracker, Inc. Class A	93,500	4,233
		28,471
Ground Transportation - 0.9%
XPO, Inc. (b)	127,000	10,851
Machinery - 0.4%
Beijer Alma AB (B Shares)	238,597	4,205
Professional Services - 6.4%
Concentrix Corp.	224,225	19,927
ExlService Holdings, Inc. (b)	341,987	10,697
ICF International, Inc.	91,700	12,750
Kforce, Inc.	170,573	11,659
Maximus, Inc.	221,497	17,968
		73,001
Trading Companies & Distributors - 1.3%
Alligo AB (B Shares)	360,603	4,588
Applied Industrial Technologies, Inc.	59,200	10,446
		15,034
TOTAL INDUSTRIALS		210,156
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.9%
Lumentum Holdings, Inc. (b)	396,600	21,789
Electronic Equipment, Instruments & Components - 1.9%
Insight Enterprises, Inc. (b)	116,206	21,468
IT Services - 0.9%
Endava PLC ADR (b)(c)	142,600	10,092
Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems LLC (b)	199,800	5,183
Diodes, Inc. (b)	35,200	2,370
MKS Instruments, Inc.	99,200	10,560
Nova Ltd. (b)	26,000	3,765
Onto Innovation, Inc. (b)	27,420	4,428
Silicon Motion Tech Corp. sponsored ADR	166,054	10,458
SMART Global Holdings, Inc. (b)	199,500	3,920
		40,684
Software - 4.2%
BlackLine, Inc. (b)	141,600	8,309
Five9, Inc. (b)	60,561	4,594
Intapp, Inc. (b)	168,008	7,238
JFrog Ltd. (b)	109,500	3,562
Rapid7, Inc. (b)	202,400	11,138
Tenable Holdings, Inc. (b)	156,600	7,376
Varonis Systems, Inc. (b)	124,900	5,606
		47,823
TOTAL INFORMATION TECHNOLOGY		141,856
MATERIALS - 4.6%
Chemicals - 2.8%
Cabot Corp.	143,883	10,374
Olin Corp.	252,200	13,132
Tronox Holdings PLC	656,243	9,050
		32,556
Construction Materials - 0.9%
Eagle Materials, Inc.	44,300	10,024
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	384,700	9,814
TOTAL MATERIALS		52,394
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Ryman Hospitality Properties, Inc.	52,200	5,737
Terreno Realty Corp.	112,664	6,729
		12,466
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (b)	657,941	6,922
Jones Lang LaSalle, Inc. (b)	42,342	7,497
		14,419
TOTAL REAL ESTATE		26,885
UTILITIES - 2.4%
Gas Utilities - 2.4%
Brookfield Infrastructure Corp. A Shares	549,026	19,221
Southwest Gas Holdings, Inc.	140,100	8,221
		27,442
TOTAL COMMON STOCKS (Cost $1,016,144)		1,141,737

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	2,451,738	2,452
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	25,184,589	25,187
TOTAL MONEY MARKET FUNDS (Cost $27,639)		27,639

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,043,783)	1,169,376
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(26,200)
NET ASSETS - 100.0%	1,143,176

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,249	208,407	226,204	390	-	-	2,452	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	54,265	296,785	325,863	36	-	-	25,187	0.1%
Total	74,514	505,192	552,067	426	-	-	27,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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